Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated January 20, 2009

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz Global Investors Value Fund

On January 20, 2009, the Allianz Global Investors Value Fund (the “AGI Value Fund”) merged into the Allianz NFJ Large-Cap Value Fund. The AGI Value Fund liquidated in connection with the reorganization, and shares of such Fund are no longer available for purchase.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated January 20, 2009

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz Global Investors Value Fund

On January 20, 2009, the Allianz Global Investors Value Fund (the “AGI Value Fund”) merged into the Allianz NFJ Large-Cap Value Fund. The AGI Value Fund liquidated in connection with the reorganization, and shares of such Fund are no longer available for purchase.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated January 20, 2009

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz Global Investors Value Fund

On January 20, 2009, the Allianz Global Investors Value Fund (the “AGI Value Fund”) merged into the Allianz NFJ Large-Cap Value Fund. The AGI Value Fund liquidated in connection with the reorganization, and shares of such Fund are no longer available for purchase.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated January 20, 2009

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz Global Investors Value Fund

On January 20, 2009, the Allianz Global Investors Value Fund (the “AGI Value Fund”) merged into the Allianz NFJ Large-Cap Value Fund. The AGI Value Fund liquidated in connection with the reorganization, and shares of such Fund are no longer available for purchase.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated January 20, 2009

to the Prospectus for Class A, B and C Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2008

Disclosure Related to the Allianz Global Investors Value Fund

On January 20, 2009, the Allianz Global Investors Value Fund (the “AGI Value Fund”) merged into the Allianz NFJ Large-Cap Value Fund. The AGI Value Fund liquidated in connection with the reorganization, and shares of such Fund are no longer available for purchase.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated January 20, 2009

to the Prospectus for Institutional Class Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2008

Disclosure Related to the Allianz Global Investors Value Fund

On January 20, 2009, the Allianz Global Investors Value Fund (the “AGI Value Fund”) merged into the Allianz NFJ Large-Cap Value Fund. The AGI Value Fund liquidated in connection with the reorganization, and shares of such Fund are no longer available for purchase.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated January 20, 2009

to the Statement of Additional Information

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz Global Investors Value Fund

On January 20, 2009, the Allianz Global Investors Value Fund (the “AGI Value Fund”) merged into the Allianz NFJ Large-Cap Value Fund. The AGI Value Fund liquidated in connection with the reorganization, and shares of such Fund are no longer available for purchase.